UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21110

                     OFI TREMONT CORE STRATEGIES HEDGE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND INVESTMENT ALLOCATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Long/Short Equity                                                26.1%
      Event Driven                                                     24.0
      Multi-Strategy                                                   13.7
      Equity Market Neutral                                            11.8
      Fixed Income Arbitrage                                            7.6
      Emerging Markets                                                  5.1
      Convertible Arbitrage                                             4.4
      Cash Equivalents                                                  4.4
      Managed Futures                                                   2.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                  5 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as or redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING          EXPENSES PAID DURING
                            ACCOUNT VALUE   ACCOUNT VALUE   6 MONTHS ENDED
                            (4/1/06)        (9/30/06)       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Actual                      $1,000.00       $  999.10       $7.44
--------------------------------------------------------------------------------
Hypothetical                 1,000.00        1,017.65        7.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, divided by 2 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2006 was 1.48%.

The expense ratio reflects voluntary waivers of expenses by the Fund's Adviser that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such reimbursements.
--------------------------------------------------------------------------------


                  6 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           % OF                                  % OF
                                                     INVESTMENT                         FAIR      NET                    ACQUISITION
                                                      FUND HELD           COST         VALUE   ASSETS    LIQUIDITY 1          DATE 2
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                            10.0%   $ 8,700,000   $ 9,492,462      4.6%   Quarterly             04/04

------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Forum Absolute Return Fund Ltd.                             2.0      6,000,000     6,142,142      3.0    Quarterly             05/05
HDH Special Situations Fund                                 0.3      2,300,000     2,331,498      1.1    Monthly               01/06
Quorum Fund Ltd.                                            1.0      2,000,000     2,689,613      1.3    Monthly               01/06
                                                                   ----------------------------------
TOTAL EMERGING MARKETS                                              10,300,000    11,163,253      5.4

------------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.          0.5      5,225,002     7,108,556      3.5    Monthly         01/03-01/04
O'Connor Global Fundamental Market
Neutral Long/Short Ltd.                                     2.5      8,500,000     9,988,689      4.8    Monthly               04/05
Tykhe Portfolios Ltd. (Class B)                             1.7      8,000,000     8,572,037      4.2    Monthly               07/06
                                                                   ----------------------------------
TOTAL EQUITY MARKET NEUTRAL                                         21,725,002    25,669,282     12.5

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                         3.2      5,500,000     7,865,009      3.8    Quarterly             04/04
Avenue Asia International Ltd                               0.9      5,000,000     5,029,639      2.5    Annually              01/06
GoldenTree Credit Opportunities Ltd.                        0.8      3,895,579     5,483,716      2.7    Semi-Annually   01/03-01/05
Highland Crusader Fund II Ltd.                              0.4      6,000,000     7,507,863      3.6    Quarterly             09/05
Mariner - Tricedia Credit Strategies Ltd.                   3.2      3,000,000     3,765,664      1.8    Semi-Annually         05/05
Perry Partners, L.P.                                        0.2      6,000,000     6,970,098      3.4    Quarterly       02/05-03/05
RAB Special Situations Fund Ltd.                            0.4      4,000,000     4,856,239      2.4    Quarterly             04/05
SOLUS LLC                                                   4.5      2,500,000     3,460,056      1.7    Quarterly             12/04
SRS Strategic Opportunities LP                             19.6        170,041       138,428      0.1    Illiquid 3            12/04
Third Point Partners, L.P.                                  3.4      2,500,000     7,097,351      3.4    Quarterly        10/04-4/05
                                                                   ----------------------------------
TOTAL EVENT DRIVEN                                                  38,565,620    52,174,063     25.4

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                        2.4      7,150,000     8,927,546      4.3    Quarterly       06/03-08/04
Platinum Grove Contingent Capital Fund, L.P.                1.4      6,000,000     7,561,379      3.7    Monthly         12/03-08/04
                                                                   ----------------------------------
TOTAL FIXED INCOME ARBITRAGE                                        13,150,000    16,488,925      8.0

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Delta Fund Europe Ltd                                       0.6      6,000,000     6,575,800      3.2    Quarterly             01/06
Endeavour Capital Offshore Fund Ltd                         6.7      7,294,833     8,309,437      4.0    Quarterly             01/06
Hayground Cove Overseas Partners Ltd.                       1.1      7,500,000     8,496,759      4.1    Monthly         11/04-01/05
Highline Capital Partners (QP), L.P.                        4.9      8,050,000    11,140,118      5.4    Quarterly       10/03-04/04
Kinetics Fund, Inc.                                         0.5      3,500,000     8,909,534      4.3    Quarterly             04/04
MedCap Partners, L.P.                                       5.6      6,000,000     3,300,034      1.6    Quarterly       02/05-04/05
TCS Capital International Ltd.                              0.5      5,000,000     5,481,001      2.7    Quarterly             01/06
WF Japan Fund Ltd.                                          1.1      5,000,000     4,496,517      2.2    Monthly               02/06
                                                                   ----------------------------------
TOTAL LONG/SHORT EQUITY                                             48,344,833    56,709,200     27.5


                  7 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                           % OF                                   % OF
                                                     INVESTMENT                         FAIR       NET                  ACQUISITION
                                                      FUND HELD          COST          VALUE    ASSETS    LIQUIDITY 1       DATE 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS Continued
-----------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                           0.9%  $ 6,756,807    $ 6,221,337       3.0%   Monthly             06/06

-----------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                         0.5     8,100,002     11,394,281       5.5    Annually      01/03-08/04
D.E. Shaw Composite International Fund                      0.1     9,992,994     11,020,013       5.3    Quarterly           01/06
Highbridge Asia Opportunities Fund Ltd.                     0.5     7,000,000      7,326,732       3.6    Quarterly           02/06
                                                                  -------------------------------------
TOTAL MULTI-STRATEGY                                               25,092,996     29,741,026      14.4
                                                                  -------------------------------------
Total Investments in Investment Funds                             172,635,258    207,659,548     100.8

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------------
Citibank II Money Market Deposit Account                            9,639,790      9,639,790       4.7

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT                                             $182,275,048   217,299,338     105.5
                                                                  ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (11,281,625)     (5.5)
                                                                                 ----------------------

NET ASSETS                                                                       $206,017,713    100.0%
                                                                                 ======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securitites held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2006
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $172,635,258)                                $ 207,659,548
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $9,639,790)                                                           9,639,790
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investment funds sold                                                                                12,000,000
Receivable from Adviser                                                                                  81,007
                                                                                                  --------------
Total assets                                                                                        229,380,345

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shareholder redemption                                                                               22,716,059
Management fee                                                                                          509,329
Administration fee                                                                                       56,087
Professional fees                                                                                        38,115
Trustees' fees and expenses                                                                              13,277
Miscellaneous fees                                                                                       29,765
                                                                                                  --------------
Total liabilities                                                                                    23,362,632

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $ 206,017,713
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)        $         190
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          183,264,283
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (9,743,232)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                             (2,527,818)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           35,024,290
                                                                                                  --------------
NET ASSETS                                                                                        $ 206,017,713
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
(based on net assets of $206,017,713 and 189,795.814 shares of beneficial interest outstanding)   $    1,085.47

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended September 30, 2006
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
Interest                                                                                          $     237,527

----------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------
Management fee                                                                                        1,633,771
----------------------------------------------------------------------------------------------------------------
Administration fee                                                                                      163,398
----------------------------------------------------------------------------------------------------------------
Credit facility fees                                                                                     82,829
----------------------------------------------------------------------------------------------------------------
Professional fees                                                                                        35,000
----------------------------------------------------------------------------------------------------------------
Registration fees                                                                                        13,153
----------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                              14,603
----------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                                                       15,592
                                                                                                  --------------
Total expenses                                                                                        1,958,346
Less: Waiver of expenses by the Adviser                                                                (354,569)
                                                                                                  --------------
Net expenses                                                                                          1,603,777

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                  (1,366,250)

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                      3,118,008
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                 (2,002,715)

----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $    (250,957)
                                                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS             YEAR
                                                                                                      ENDED            ENDED
                                                                                         SEPTEMBER 30, 2006        MARCH 31,
                                                                                                (UNAUDITED)             2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                           $  (1,366,250)   $  (3,275,011)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                  3,118,008        2,891,635
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                             (2,002,715)      23,972,705
                                                                                              -------------------------------
Net increase (decrease) in net assets resulting from operations                                    (250,957)      23,589,329

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                     --       (2,601,372)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                     --       (3,272,593)
-----------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution                                                                       --       (7,338,787)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions            (2,308,471)     140,699,809

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                   (2,559,428)     (31,492,054)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             208,577,141      240,069,195
                                                                                              -------------------------------
End of period [including accumulated net investment loss of $9,743,232 and $5,850,212,
respectively]                                                                                 $ 206,017,713    $ 208,577,141
                                                                                              ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2006
----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                              $    (250,957)
----------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments                                                                     (3,118,008)
Net change in unrealized appreciation on investments                                                  2,002,715
Purchases of investments                                                                            (19,238,995)
Proceeds from sales of investments                                                                   24,030,155
Decrease in receivable for investment funds sold                                                     17,173,610
Decrease in receivable from Adviser                                                                      69,114
Decrease in other assets                                                                                 92,020
Decrease in management fee payable                                                                     (221,595)
Decrease in administration fee payable                                                                  (36,550)
Decrease in professional fees payable                                                                   (14,855)
Increase in Trustees' fees and expenses payable                                                           7,177
Decrease in miscellaneous fees payable                                                                  (33,761)
                                                                                                  --------------
Net cash provided by operating activities                                                            20,460,070

----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Proceeds from shares of beneficial interest sold                                                     20,407,588
Payments of shares of beneficial interest redeemed                                                  (44,644,191)
                                                                                                  --------------
Net cash used in financing activities                                                               (24,236,603)
----------------------------------------------------------------------------------------------------------------
Net decrease in cash and cash equivalents                                                            (3,776,533)
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                                                     13,416,323
                                                                                                  --------------
Cash and cash equivalents at end of period                                                        $   9,639,790
                                                                                                  ==============

Supplement disclosure of cash flow information:
Cash paid for interest on bank borrowings--$8,760.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  12 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS                                                      YEAR
                                                                   ENDED                                                     ENDED
                                                      SEPTEMBER 30, 2006                                                 MARCH 31,
                                                             (UNAUDITED)           2006           2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1,086.41    $  1,008.24    $  1,037.32   $  1,021.95    $ 1,000.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                              (6.98)        (14.22)        (15.58)       (17.82)        (4.26)
Net realized and unrealized gain                                    6.04         115.14          52.77         82.47         26.21
                                                             -----------------------------------------------------------------------
Total from investment operations                                    (.94)        100.92          37.19         64.65         21.95
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --             --         (13.05)        (7.16)           --
Distributions from net realized gain                                  --         (22.75)        (16.41)       (12.66)           --
Tax return of capital distribution                                    --             --         (36.81)       (29.46)           --
                                                             -----------------------------------------------------------------------
Total dividends and/or distributions to shareholders                  --         (22.75)        (66.27)       (49.28)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  1,085.47    $  1,086.41    $  1,008.24   $  1,037.32    $ 1,021.95
                                                             =======================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (0.09)%        10.12%          3.27%         6.22%         2.20%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   206,018    $   208,577    $   240,069   $   105,484    $   25,651
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4,5
Net investment loss                                                (1.26)%        (1.35)%        (1.45)%       (1.71)%       (1.68)%
Total expenses                                                      1.80%         (1.82)%         1.78%         1.89%         2.46%
Expenses, net of waiver of expenses by the Adviser                  1.48%          1.49%          1.48%         1.75%         1.75%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                              9%            42%            48%           38%            0%

1. For the period from January 2, 2003 (commencement of operations) to March 31, 2003.

2. Based on average shares outstanding during each period.

3. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

6. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  13 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

OFI Tremont Core Strategies Hedge Fund (the "Fund") was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 and commenced operations on January 2, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers employing a wide range of specialized investment strategies.

      Commencing on June 2, 2004, OppenheimerFunds, Inc. (the "Adviser") began serving as the Fund's investment adviser subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Prior to that time and before the Adviser assumed the role of investment adviser, the Adviser's wholly-owned subsidiary, OFI Institutional Asset Management, Inc. ("OFIIAMI"), served as the Fund's investment adviser. Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained by the Adviser to serve as the Fund's Sub-Adviser and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Sub-Adviser are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares that the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


                  14 | OFI TREMONT CORE STRATEGIES HEDGE FUND

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight line basis.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates market value.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the


                  15 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.50% of the Fund's net assets determined as of the last day of each month (before any repurchases of shares). As of May 1, 2004 the Fund's Adviser waived a portion of its Management Fee under a voluntary undertaking to the Fund to limit these fees to an annual rate of 1.25% of the aggregate value of outstanding shares determined as of the last business day of the month (before any repurchases of shares). That undertaking may be amended or withdrawn at any time. For the six months ended September 30, 2006, the Management Fee incurred by the Fund was $1,633,771 and the Adviser waived $272,295 in connection with its voluntary undertaking. The Adviser pays a monthly fee to the Sub-Adviser equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. The fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      Effective April 1, 2004, the Adviser has voluntarily undertaken to limit the Fund's total expenses to not more than 1.50% of the average monthly net assets of the Fund. That undertaking may be amended or withdrawn at any time without notice to shareholders. For the six months ended September 30, 2006, the Adviser waived additional management fees in the amount of $82,274 in connection with this voluntary undertaking.

      Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among others things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. For the six months ended September 30, 2006, the Administration Fee incurred by the Fund was $163,398. The Adviser has retained the Sub-Adviser to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Sub-Adviser equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      The Adviser intends to pay a portion of its Management Fee, not to exceed 0.25% (on an annualized basis) of the aggregate value of outstanding shares held by such shareholders to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

      OFI owned 113.632 shares of the Fund, valued at $123,344 and $123,451, respectively, as of September 30, 2006 and March 31, 2006.

      Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Sub-Adviser.

      A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. These fees and out of pocket expenses are paid by the funds that the Board members oversee, including the Fund. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended September 30, 2006, the Fund's projected benefit obligations were


                  16 | OFI TREMONT CORE STRATEGIES HEDGE FUND increased by $7,260, but no payments have been made to retired trustees, resulting in an accumulated liability of $11,460 as of September 30, 2006. The Board has adopted a deferred compensation plan for independent trustees that enable directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section in the Statement of Assets and Liabilities. Deferral of Trustees fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to "the Plan."

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED SEPTEMBER 30, 2006       YEAR ENDED MARCH 31, 2006
                                                  SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------
Subscriptions                                18,736.626    $ 20,407,588      22,325.881    $ 22,711,901
Dividends and/or distributions reinvested            --              --       4,982.815       5,155,268
Redemptions                                 (20,927.395)    (22,716,059)    (73,429.180)    (77,793,284)
                                            ------------------------------------------------------------
Net decrease                                 (2,190.769)   $ (2,308,471)    (46,120.484)   $(49,926,115)
                                            ============================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included in the Statement of Investments. At September 30, 2006, the Fund had approximately 5.63% of capital invested in Investment Funds with remaining lock-up provisions extending beyond one year from September 30, 2006.

      For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of Investment Funds were $19,238,995 and $24,030,155, respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund may borrow money in amounts up to one-third of its total assets (including the amount borrowed) for investment purposes, to meet repurchase requests and for cash management purposes. The purchase of securities with borrowed funds creates leverage in the Fund.


                  17 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. BORROWINGS Continued

      Effective November 28, 2005, the Fund entered into a Credit Agreement with The Bank of Nova Scotia which enables it to participate with certain other Oppenheimer funds in a committed, unsecured credit facility that permits borrowings of up to $75,000,000, collectively. The borrowings of any single fund under the credit facility are further limited to 15% of its net assets. Interest is charged to the Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75% or LIBOR plus 0.75%, depending on the type of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.125% per annum.

      For the six months ended September 30, 2006 (the "Period"), the average daily borrowed balance of the Fund was $282,514 at an average daily interest rate of 6.12%. The Fund had no outstanding borrowings as of September 30, 2006. Expenses incurred by the Fund with respect to interest on borrowings, commitment fees and facility start-up costs are disclosed separately or as miscellaneous fees in the Statement of Operations.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Adviser is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Adviser and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Adviser charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Adviser was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Adviser believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Adviser also believes that it is premature to render any opinion as to


                  18 | OFI TREMONT CORE STRATEGIES HEDGE FUND the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
10. SUBSEQUENT EVENTS

Effective November 1, 2006, the Fund received additional contributions from shareholders of $200,057.


                  19 | OFI TREMONT CORE STRATEGIES HEDGE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at http://www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEES AND EXPENSES INCURRED INDIRECTLY  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund indirectly paid management fees of $1,539,425 during the period April 1, 2006 through September 30, 2006 as a result of its investments in Investment Funds. This amount represents 0.71% of the Fund's average net assets. The $1,539,425 only includes management fees incurred to Investment Funds that reported this detail to the Fund. 1

      In addition, the Fund indirectly incurred incentive allocation of $3,378,553 during the period January 1, 2006 and September 30, 2006 as a result of its investment in Investments Funds. This represents 1.55% of the Fund's average net assets. The $3,378,553 only includes the Incentive allocation incurred to Investment Funds that reported this detail to the Fund. 2

1. Seven Investment Funds that received management fees from the Fund did not report this detail to the Fund.

2. Seven Investment Funds that received incentive allocation from the Fund did not report this detail to the Fund.


                  20 | OFI TREMONT CORE STRATEGIES HEDGE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date: 11/15/2006

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Principal Financial Officer

Date: 11/15/2006